Finance income (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about finance income [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Interests	1	3	8
Exchange differences	3,648	59	63
Other	26	—	—
Total financial income	3,675	62	71